CONCENTRATION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Concentration Risk [Line Items]
Cash deposit at financial instutions	$ 1,604,754		$ 1,903,453
Customer One [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	44.00%	40.20%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	49.40%		61.00%
Customer One [Member] | Purchase [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.20%	27.60%
Customer Two [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.40%	37.10%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%		33.10%
Customer Two [Member] | Purchase [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.10%	16.00%
Customer Three [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.20%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.50%
Customer Three [Member] | Purchase [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.90%